CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
VOYAGE REVENUES:	$ 481,790	$ 587,715	$ 501,013
EXPENSES:
Voyage expenses	106,403	131,878	154,143
Vessel operating expenses	146,546	142,117	146,902
Depreciation and amortization	113,420	105,931	102,891
General and administrative expenses	25,611	21,787	21,029
Gain on sale of vessels	0	(2,078)	0
Total expenses	391,980	399,635	424,965
Operating income	89,810	188,080	76,048
OTHER INCOME/ (EXPENSES):
Interest and finance costs, net (Note 7)	(35,873)	(30,019)	(43,074)
Interest income	623	234	498
Other, net	1,935	128	246
Total other expenses, net	(33,315)	(29,657)	(42,330)
Net income	56,495	158,423	33,718
Less: Net income attributable to the noncontrolling interest	(712)	(206)	(191)
Net income attributable to Tsakos Energy Navigation Limited	55,783	158,217	33,527
Effect of preferred dividends	(15,875)	(13,437)	(8,438)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 39,908	$ 144,780	$ 25,089
Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 0.47	$ 1.69	$ 0.32
Weighted average number of shares, basic and diluted	84,905,078	85,827,597	79,114,401